Government grant	12 Months Ended
Dec. 31, 2013
Government grant
Government grant

13.       Government grant

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with.

Grants relating to reimbursement of expense item are recognized as other income over the period necessary to match the grants on a systematic basis to the costs that it is intended to compensate. The Group recorded RMB 41,161, RMB 18,672 and RMB 14,471 as other income for the years ended December 31, 2011, 2012 and 2013, respectively.

Grants for the acquisition of the rights to use land are recorded as long-term liabilities and recorded to other income over the amortization period. The Group received government grant related to land use rights of RMB 35,500, RMB 78,020 and RMB nil during the years ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2012 and 2013, long-term liability balance of RMB 148,738 and RMB 262,348 was related to government grant for the acquisition land use rights and property, plant and equipment, respectively.